SEGMENT INFORMATION (Tables)	3 Months Ended
Mar. 31, 2021
Segment Reporting [Abstract]
Summary of Financial Information by Segment
The following table includes the reconciliation of Adjusted EBIT for Industrial Activities to net income, the most comparable U.S. GAAP financial measure, for the three months ended March 31, 2021 and 2020.

	Three Months Ended March 31,
	2021	2020
	(in millions)
Agriculture	$399	$24
Construction	25	(83)
Commercial and Specialty Vehicles	76	(56)
Powertrain	115	31
Unallocated items, eliminations and other	(70)	(64)
Total Adjusted EBIT of Industrial Activities	$545	$(148)
Financial Services Net Income	91	80
Financial Services Income Taxes	33	30
Interest expense of Industrial Activities, net of interest income and eliminations	(66)	(59)
Foreign exchange gains (losses), net of Industrial Activities	(18)	2
Finance and non-service component of Pension and other post-employment benefit cost of Industrial Activities(1)	34	30
Restructuring expense of Industrial Activities	(2)	(5)
Other discrete items of Industrial Activities	—	(7)
Nikola investment fair value adjustment	(35)	—
Income (loss) before taxes	$582	$(77)
Income tax (expense) benefit	(157)	23
Net income (loss)	$425	$(54)
(1) In the three months ended March 31, 2021, and 2020 this item includes the pre-tax gain of $30 million and $30 million, respectively, as a result of the amortization over approximately 4.5 years of the $527 million positive impact from the modification of a healthcare plan in the U.S.